SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Growth & Income Fund

Effective on or about February 1, 2012, the above-listed fund will change its name to DWS Core Equity Fund. Consistent with the name change, under normal circumstances the fund intends to invest at least 80% of total assets in equities, mainly common stocks.